Allowances for doubtful accounts (Tables)	12 Months Ended
Dec. 31, 2017
Allowances for doubtful accounts
Schedule for allowance of doubtful accounts

EURm	2017	2016	2015
As of January 1	168	62	103
Transfer to Discontinued operations	–	–	(7)
Charged to income statement	61	126	13
Deductions(1)	(37)	(20)	(47)
As of December 31	192	168	62

Deductions include utilization and releases of allowances.